Employee Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Level 3 [Member]
Change in plan assets:
Fair value of plan assets, beginning balance
Purchases		10.4
Net unrealized gains		0.1
Fair value of plan assets, ending balance		$ 10.5